Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Depreciation expense	$ 112,214,151	$ 113,377,487
Recognized in net incomes [Member]
Statement [Line Items]
Depreciation expense	111,196,521	112,558,965
Recognized in others assets [Member]
Statement [Line Items]
Depreciation expense	$ 1,017,630	$ 818,522